Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
IntangibleAssets [Abstract]
Amortization expenses	¥ 3,162	$ 497	¥ 852	¥ 540
2022	3,277
2023	1,521
2024	352
2025	0
2026	¥ 0